As filed with the Securities and Exchange Commission on December 1, 2008
Registration No. 333-19583
Registration No. 811-08015

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 23

and

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

NATIONAL VARIABLE ANNUITY ACCOUNT II
(Exact name of Registrant)

NATIONAL LIFE INSURANCE COMPANY
One National Life Drive
Montpelier, VT 05604
(Complete name and address of depositor's principal executive offices)

(802) 229-7410

D. Russell Morgan
National Life Insurance Company
One National Life Drive
Montpelier, Vermont 05604

(name and complete address of agent for service)

Copy to:
Stephen E. Roth, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW

Washington, DC 20004-2415

It is proposed that this filing will become effective:

_X	immediately upon filing pursuant to paragraph (b)
__	on (Date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)

on (date) pursuant to paragraph (a)(1) of Rule 485

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Incorporated by reference herein are Parts A and B to the registration statement (File No. 333-19583) filed May 1, 2008.

National Life Insurance Company
National Variable Annuity Account II

Sentinel Advantage Variable Annuity
Supplement Dated December 1, 2008 to the Prospectus Dated May 1, 2008

The information in this supplement updates and amends certain information in your prospectus. Please read this supplement along with your prospectus.

National Life has added 17 additional underlying portfolios as investment options to this product and made other related changes. These changes are noted below.

The following additions have been made to the table on cover page:

AllianceBernstein L.P.	Deutsche Investment	Fidelity Management &	Franklin Templeton

	Management Americas Inc.	Research Company	Investments

Alliance Bernstein Variable	DWS Variable Series II	Fidelity® Variable Insurance	Franklin Templeton Variable
Products Series Fund, Inc.	DWS Small Cap Index VIP	Products	Insurance Products Trust
International Growth		Value Strategies	Franklin U.S Government
International Value			Mutual Discovery
Small/Mid Cap Value			Securities
Value

Neuberger Berman	Oppenheimer Funds, Inc.	T. Rowe Price Associates, Inc.	Van Eck Associates

Management, Inc.			Corporation

Neuberger Berman Advisers	Oppenheimer Variable	T. Rowe Price Equity Series, Inc.	Van Eck Worldwide Insurance
Management Trust	Account Funds		Trust
Socially Responsive	Balanced/VA	Personal Strategy Balanced	Worldwide Bond
	Main Street Small Cap/VA		Worldwide Emerging
	Strategic Bond/VA		Markets
Worldwide Hard Assets
Worldwide Real Estate

The following additions have been made to the table and footnotes beginning on page 6:

Fund	Management	12b-1	Other	Acquired	Gross Total	Waivers,	Net Total
	Fee	Fees[2]	Expenses	Fund	Annual	Reimbursements,	Annual
				Fees	Expenses[3]	and Recoupment	Expenses[3]

AllianceBernstein VPS
International Growth
Portfolio - Class A Shares	0.75%	0.00%	0.46%	0.00%	1.21%	0.00%	1.21%
International Value
Portfolio - Class A Shares	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%
Small/Mid Cap Value
Portfolio - Class A Shares	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
Value Portfolio - Class A
Shares	0.55%	0.00%	0.10%	0.00%	0.65%	0.00%	0.65%
Fidelity® VIP
Value Strategies Portfolio -
Initial Class	0.56%	0.00%	0.14%	0.00%	0.70%	0.00%	0.70%
Franklin Templeton
Mutual Discovery Securities
- Class 1 Shares	0.80%	0.00%	0.17%	0.00%	0.97%	0.00%	0.97%
U.S. Government - Class 1
Shares	0.49%	0.00%	0.04%	0.00%	0.53%	0.00%	0.53%
Neuberger Berman AMT
Socially Responsive
Portfolio - I Class	0.84%	0.00%	0.08%	0.00%	0.92%[15]	0.00%	0.92%[15]
DWS Investments VIT Funds

Small Cap Index VIP -
Class A Shares	0.35%	0.00%	0.15%[17]	0.00%	0.50%[23]	0.00%	0.50%[23]
Oppenheimer Variable Accounts Funds
Balanced Fund/VA -
Service Shares	0.72%	0.25%	0.03%[24]	0.00%	1.00%[25]	0.00%	1.00%[25]
Main Street Small Cap
Fund/VA® - Service Shares	0.70%	0.25%	0.02%[24]	0.00%	0.97%	0.00%	0.97%
Strategic Bond Fund/VA -
Service Shares	0.57%	0.25%	0.02%[24]	0.02%	0.86%[26]	0.00%	0.86%[26]
T. Rowe Price
Personal Strategy Balanced
Portfolio VIP I	0.90%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
Van Eck Worldwide Insurance Trust
Worldwide Bond - Initial
Class	1.00%	0.00%	0.32%	0.00%	1.32%[27]	0.00%	1.32%[27]
Worldwide Emerging
Markets - Initial Class	1.00%	0.00%	0.23%	0.00%	1.23%[27]	0.00%	1.23%[27]
Worldwide Hard Assets -
Initial Class	1.00%	0.00%	0.01%	0.01%	1.02%[27]	0.00%	1.02%[27]
Worldwide Real Estate -
Initial Class	1.00%	0.00%	0.39%	0.00%	1.39%[27]	0.00%	1.39%[27]

1. The Fund fees and expenses used to prepare the table above, and the example below, were provided to us by the Funds. We have not independently verified such information. Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of
Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.
2. Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will received 12b-1 fees deducted from certain Fund assets attributable to the Contracts for providing distribution and shareholder support services to some Funds.
3. The Total Annual Fund Operating Expenses may not be the same as the reported in the portfolio's financial highlights and shareholder reports, because Total Annual Fund
Operating Expenses include expenses related to other investment companies acquired by the portfolio, if any, while the financial highlights and shareholder reports do not.
4. Acquired Fund Fees are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses may exceed the limit on
Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

15. Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Short Duration Bond Portfolio, Mid-Cap Growth Portfolio, and Partners Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Short Duration Bond Portfolio, Mid-Cap
Growth Portfolio, and Partners Portfolio and 1.30% of average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

17. Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 10% administrative fee paid to the Advisor.
23. Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.47% for Class A Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
24. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ending December
31, 2007, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses less than 0.01% of average daily net assets.
25. Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that the total expenses of the
Fund will not exceed 0.92% of average annual net assets. After the waiver the Management Fees were 0.70% and the Gross Annual Operating Expenses were 0.98%. This voluntary waiver and/or reimbursement may be withdrawn at any time.
26. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer
Institutional Money Market Fund and Oppenheimer Mast Loan Fund, LLC. During the fiscal year ended December 31, 2007, the Manager waived $501,695 for Oppenheimer
Institutional Money Market Fund and Oppenheimer Master Loan Fund, LLC management fees. The Fund also had a reduction to custodian expenses of $2,906. After these waivers/reductions, the actual Other Expenses and Gross Annual Operating Expenses as percentages of average daily net assets were 0.00% and 0.82%, respectively.

27. For the period May 1, 2008 through April 30, 2009, the Advisor contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, taxes, extraordinary expenses, and acquired fund fees) to the extent Gross Total Annual Expenses exceed 1.10% for Worldwide Bond, 1.40% for
Worldwide Emerging Markets, 1.20% for Worldwide Hard Assets, and 1.10% for Worldwide Real Estate.

The following additions have been made to the table beginning on Page 22:

Portfolio	Type of Portfolio	Investment Adviser	Subadviser

Alliance Bernstein Variable	Products Series
Fund, Inc.:

International Growth	International Equity	AllianceBernstein L.P.	None

Portfolio	Type of Portfolio	Investment Adviser	Subadviser

International Value	International Equity	AllianceBernstein L.P.	None

Small/Mid Cap Value	Small Mid Value Equity	AllianceBernstein L.P.	None

Value	Large Value Equity	AllianceBernstein L.P.	None

DWS Investments VIT Funds:

		Deutsche Investment	Northern Trust
DWS Small Cap Index VIP	Small Index Equity	Management Americas, Inc.	Investments, Inc.

(Fidelity) Variable Insurance Products Fund II:

Fidelity Management & Research
Value Strategies Portfolio	Value Equity	Company	FMR Co., Inc.

Franklin Templeton Variable Insurance
Products Trust

Franklin U.S. Government Fund	Government Bond	Franklin Advisors, Inc.	None

Franklin Templeton
Investment
Mutual Discovery Securities Fund	Value Equity	Franklin Mutual Advisors, LLC	Management Limited

Neuberger Berman Advisers Management
Trust

	Mid Large Value Equity	Neuberger Berman Management,	Neuberger Berman,
Socially Responsive Portfolio	Socially Responsible	Inc.	LLC

Oppenheimer Variable Account Funds

Balanced Fund/VA	Hybrid Equity and Debt	Oppenheimer Funds, Inc.	None

Main Street Small Cap Fund/VA	Small Value Equity	Oppenheimer Funds, Inc.	None

Strategic Bond Fund/VA	Bond	Oppenheimer Funds, Inc.	None

T. Rowe Price Equity Series, Inc.

Personal Strategy Balanced Portfolio	Blend	T. Rowe Price Associates, Inc.	None

Van Eck Worldwide Insurance Trust

Worldwide Bond Fund	Global Bond	Van Eck Associates Corporation	None

Worldwide Emerging Markets Fund	Foreign Equity	Van Eck Associates Corporation	None

Worldwide Hard Assets Fund	Global Sector Equity	Van Eck Associates Corporation	None

Worldwide Real Estate Fund	Global Real Estate	Van Eck Associates Corporation	None

To participate in Illuminations, an Owner had to satisfy certain Premium Payment requirements. National Life has eliminated those requirements. Therefore, the first paragraph under the heading “Optional ‘Illuminations’ Investment Advisory Service on page 45 is deleted and replaced with the following:

National Life makes available to all Owners, with the exception for ERISA contracts described below, at no cost to the Owner, an optional investment advisory service which National Life calls “Illuminations”. Illuminations is not available on Contracts purchased under 403(b) plans subject to ERISA or any employer-sponsored ERISA qualified plan under Code Section 401(a), except for single life 401(k) plans covering only Highly Compensated
Employees and employer-sponsored plans where the Contract is used as a “trust owned annuity” issued on a single life but for the benefit of all plan participants. Illuminations is available on non-ERISA Qualified
Contracts, including IRAs and non-ERISA 403(b) plans. Under this program, National Life has arranged for
FundQuest, Inc., a registered investment adviser firm which is independent of National Life, to provide an investment advisory service under which it determines and maintains an allocation of the Contract Value of your
Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. Section 403(b) Tax-Sheltered Annuity Contracts will not be eligible to add Illuminations to the
Contract if a loan is outstanding on the Contract, and once in the Illuminations program, will not be able to take a loan on the Contract unless they first terminate participation in Illuminations.

Please keep this supplement with your prospectus for future reference.

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
(a)(1)	Financial statements and schedule included in the Prospectus
(a)(2)	Financial statements and schedule included in Statement of Additional Information
(b)	Exhibits
(b)(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
(b)(2)	Not Applicable
(b)(3)(a)	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc
(12)
(b)(3)(b)	Form of Selling Agreement (12)
(4)(a)	The form of the variable annuity contract (2)
(4)(b)	Enhanced Death Benefit Rider (13)
(4)(c)	Guaranteed Account Endorsement (13)
(4)(d)	Accelerated Benefits Rider - Covered Chronic Illness (6)
(4)(e)	Accelerated Benefits Rider - Terminal Illness (6)
(4)(f)	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions
(8)
(4)(g)	Limited Power of Attorney (9)
(4)(h)	Roth IRA Endorsement (13)
(4)(i)	SIMPLE IRA Endorsement (13)
(4)(j)	IRA Endorsement (13)
(4)(k)	TDA Endorsement (13)
(4)(l)	Endorsement to the Payment Options (13)
(4)(m)	Loan Endorsement (13)
(4)(n)	Endorsement to the Limit on Transfers Provision (13)
(4)(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
(5)	Variable Annuity Application (13)
(5)(a)	9212 Application (14)
(6)	Articles of Incorporation and By-Laws of Depositor (12)
(7)	Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service
Agreement - National Life Insurance Company and xxxxx, effective December 31, 1998 (9)
(8)(a)	Participation Agreement by and among The Alger American Fund, National Life Insurance Company
and Fred Alger and Company, dated January 31, 1995 (3)
(8)(a)	1. Form of amended Schedule A to the Participation Agreement by and among The Alger American
Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)
2. Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance
Company (15)
(8)(b)	Form of Participation Agreement between National Life Insurance Company and American Century
Investment, Inc. (4)
1. Form of Amendment to Shareholder Services Agreement (10)
(8)(c)	Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman
Advisers Managers Trust (4)
1. Form of Amendment to Participation Agreement (10)
2. Amendment to Participation Agreement dated June 2, 2008 (19)
(8)(d)	Form of Participation Agreement between National Life Insurance Company and J. P. Morgan Series
Trust II (4)
1. Amendment to the Participation Agreement effective April 16, 2007 (14)
(8)(e)	Participation Agreement between National Life Insurance Company and The Dreyfus Socially
Responsible Growth Fund, Inc.(5)
1. Form of Amendment to Participation Agreement among National Life Insurance Company, The
Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)
2. Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)
(8)(f)	(f) Form of Amended and Restated Participation Agreement between National Life Insurance
Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)
1. Amendment to the Fidelity Participation Agreement dated May 18, 2007 (15)
(8)(g)	Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable
Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)
1. Amendment to Participation Agreement dated June 1, 2007 (16)
2. Amendment to the Agreement between National Life Insurance Company, Franklin Templeton
Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (19)
(8) (h)	Form of Participation Agreement - National Life Insurance Company, Scudder Variable Series II,
Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)

1. Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)
(8) (i)	Form of Participation Agreement - National Life Insurance Company, T. Rowe Price Equity Services,
Inc. and T. Rowe Price Investment Services, Inc. (10)
2. Amendment to the Participation Agreement among T. Rowe Price Equity Services, Inc., T. Rowe
Price Investment Services, Inc. and National Life Insurance Company dated 9/24/08 (19)
(8) (j)	Form of Participation Agreement - AIM Variable Insurance Funds, A I M Distributors, Inc., National
Life Insurance Company and Equity Services, Inc. (11)
(8) (k)	Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company
and Equity Services, Inc. (7)
(8) (l)	Form of Participation Agreement – Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC
and National Life Insurance Company (12)
(8) (m)	Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into
April 16, 2007 (14)
(8) (n)	Rule 22c-2 Agreement among AIM Investment Services, Inc. and National Life Insurance Company
entered into March 16, 2007 (14)
(8) (o)	Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance
Company entered into October 16, 2006 (14)
(8) (p)	Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company
effective October 16, 2007 (14)
(8) (q)	Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life
Insurance Company entered into April 16, 2007 (14)
(8) (r)	Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company
entered into March 16, 2007 (14)
(8) (s)	Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance
Company entered into October 1, 2006 (14)
(8) (t)	Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company
entered into April 16, 2007 (14)
(8) (u)	Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company
entered into October 16, 2006 (14)
(8) (x)	Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC.
dated April 30, 2004 (15)
(8) (y)	Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997 (15)
(8) (z)	Shareholder Services Agreement as amended through April 2, 2003 among National Life Insurance Co.
and American Century Investment Management (15)
(8) (aa)	Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and
Deutsche Asset Management, Inc. (15)
(8) (bb)	Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance
Co. and Dreyfus Corporation (15)
(8) (cc)	Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional
Operations Company, Inc. dated April 1, 2000 (15)
(8) (dd)	Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective
April 30, 2004 (15)
(8) (ee)	Administrative Services Agreement among Franklin Templeton Services, LLC and National Life
Insurance Co. dated May 1, 2004 (15)
(8) (ff)	Administration Services Agreement as supplemented through May 1, 2004 among National Life
Insurance Co. and T. Rowe Price Investment Services, Inc. (15)
(8) (gg)	Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and
Neuberger Berman Management Inc. (15)
(8) (hh)	Data Sharing Agreement among SunGard Institutional Products Inc. and National Life Insurance Co.
dated October 12, 2007 (16)
(8) (ii)	Participation agreement among National Life Insurance Company, Equity Services , Inc. and
ALLIANCEBERNSTEIN L.P. AND ALLIANCEBERNSTEIN INVESTMENTS, INC. dated as of
September 2, 2008 (19)
(8) (jj)	Participation Agreement among National Life Insurance Company and Oppenheimer dated November
11, 2008 (19)
(8) (kk)	Participation Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK
SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE
INSURANCE COMPANY dated December 1, 2008. (19)
(8) (ll)	Administrative Services Agreement among Franklin Templeton Services, LLC and National Life
Insurance Co. dated May 1, 2004 (16)
1. Amendment dated October 30, 2008 to the Administrative Services Agreement (19)
(8)(mm)	Service Agreement between National Life Insurance Company, Equity Services , Inc. and
ALLIANCEBERNSTEIN L.P. AND ALLIANCEBERNSTEIN INVESTMENTS, INC (19)
(8)(nn)	Service Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK

SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE
INSURANCE COMPANY dated December 1, 2008. (19)
(9)	Opinion and consent of Counsel (17)
(10)(a)	Consent of Sutherland Asbill & Brennan LLP
(b) Consent of PricewaterhouseCoopers LLP
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney (18)

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable
Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration
Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration
Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-
91938) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration
Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-
44723) filed April 16, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration
Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-
44723) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration
Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed
May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration
Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February
28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration
Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed
July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration
Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1,
2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration
Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1,
2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration
Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2,
2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration
Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May
1,2006.
Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration
(13)	Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed
May 1, 2006.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration
Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2007.
Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration
(15)	Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account June
25, 2007.
Incorporated herein by reference to Post- Effective Amendment No. 15 to the Form N-6 Registration
(16)	Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account May
1, 2008.
Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration
(17)	Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2008.
Incorporated herein by reference to the initial Form N-6 Registration Statement for National Variable
(18)	Life Insurance Account (Investor Select- File No. 333-51535) filed June 9, 2008.
Incorporated herein by reference to the Post-Effective Amendment No. 23 to the Form N-6 Registration
(19)	Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed December
1, 2008.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor

Thomas H. MacLeay	Chair (Director), President & CEO

David Coates	Director
47 Coates Island
Colchester, VT 05446

Deborah G. Ellinger	Director
Wellness/Old Mother Hubbard
200 Ames Pond Drive
Tewksbury, MA 01876-1274

Bruce Lisman	Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 10179

V. Louise McCarren	Director
5736 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter	Director
Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA 02138

E. Miles Prentice	Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY 10016

Harris H. Simmons	Director
Zions Bank
One South Main Street
Salt Lake City, Utah 84111

Mehran Assadi	Executive Vice President
Michele S. Gatto	Executive Vice President - Corporate Services & General Counsel
Edward J. Parry, III	Chief Financial Officer
Christian W. Thwaites	Executive Vice President
Thomas H. Brownell	Senior Vice President & Chief Investment Officer
Gregory H. Doremus	Senior Vice President - New Business & Customer Services
Wade H. Mayo	Senior Vice President
Ruth B. Smith	Senior Vice President – Registered Product & Life Event
Distribution
James K. McQueston	Secretary of the Corporation & Assistant General Counsel
Shawn W. Bryan	Vice President – Corporate Services Operations
Robert S. Burke	Assistant General Counsel
Robert E. Cotton	Vice President & Treasurer
Ann T. Dehner	Vice President - Marketing Operations
Matthew L. DeSantos	Vice President – Marketing & Business Development
Alfred J. Foice, Jr.	Vice President - Audit
Daniel George	Vice President and Corporate Controller
Christopher L Graff	Vice President - Communications
Richard A. Horchler	Vice President – Career System
Joyce B. LaRosa	Vice President – Finance, Independent Distribution
Bennett E. Law	Vice President - Policy Forms and General Services
Carl J. Lutz	Vice President
Elizabeth H. MacGowan	Vice President – Product Development

Donald Messier	Vice President - Finance & Strategy, NL Financial Alliance
D. Russell Morgan	Chief Compliance Officer - Separate Accounts
Gail A. Prescott	Vice President - Contract Services
Louis D. Puglisi	Vice President - LEA Distribution
Craig A. Smith	Vice President & Chief Actuary
Alfred J. Warburton	Vice President - Corporate Tax
Peter M. Weinbaum	Marketing Development Vice President
Gregory D. Woodworth	Vice President and Deputy General Counsel
Robert J. Riggen	Chief Medical Officer
Carolyn P. Kittredge	Assistant Tax Officer
Barbara B. Fitch	Compliance Officer
Rhonda J. Miller	Assistant Secretary
Kelly Fournier	Assistant Secretary
Janet S. Astore	Tax Officer
Jeffrey M. Kemp	Tax Officer

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

A list of all persons directly or indirectly controlled by or under common control with National Life
Insurance Company (“National Life”) is set forth below. All of the stock of National Life is owned by NLV
Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by
National Life Holding Company, a mutual insurance holding company organized under Vermont law.

National Life owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation,
NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset
Management, Inc. (“SAMI”), a Vermont corporation.

SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel
Financial Services, Inc., a Delaware corporation.

SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a
Vermont general partnership.

Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity
Services of Nevada, Inc., a Nevada corporation.

Item 27. Number of Contract Owners. As of September 30, 2008 6,903 contracts are in force.

Item 28. Indemnification
The By-Laws of Depositor provide, in part in Article VI, as follows

7.1	Indemnification.

(a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

(b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the
Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29

Principal Underwriter

(a)	Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Life Insurance Account and Sentinel Variable Products Trust.

(b)	The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI	Positions and Offices with Depositor

Lance Reihl	President & Chief Executive Officer	None

Stephen A. Englese	Senior Vice President	None

Gregory D. Teese	Vice President - Compliance & Chief	None
Compliance Officer

Isabelle Keiser	Vice President	None

James Canavan	Assistant Vice President	None

Donald Messier	Vice President-Finance	Vice President - Finance & Strategy,
NL Financial Alliance

Robert E. Cotton	Treasurer	Vice President & Treasurer

Ian A. McKenny	Counsel, Broker-Dealer Services	Counsel

James K. McQueston	Secretary	Assistant General Counsel &
Secretary

Rhonda J. Miller	Assistant Secretary	Manager of Legal Administrative
Services & Assistant Secretary

Kelly Fournier	Assistant Secretary	Executive Assistant & Assistant
Secretary

Thomas H. MacLeay	Director	Chair (Director), President & Chief
Executive Officer

Janet S. Astore	Tax Officer	Tax Officer

Jeffrey M. Kemp	Tax Officer	Tax Officer

Alfred J. Warburton	Tax Officer	Vice President - Corporate Tax

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

(c) Commission and other compensation received, directly or indirectly from the Registrant during
Registrant's last fiscal year by each principal underwriter:

Name of	Net Underwriting	Compensation on	Brokerage	Other Compensation
Principal	Discounts and	Redemption	Commissions
Underwriter	Commissions

Equity Services, Inc.	$4,479,404	-0-	$4,479,404	-0-

Item 30.Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of
1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive,
Montpelier, Vermont 05604.

Item 31.Management Services
All management contracts are discussed in Part A or Part B.

Item 32 Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;
(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
(d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance
Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment
Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.
(e) National Life Insurance Company hereby represents that the fees and charges deducted under the
Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant, National Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule
485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 23 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of
Vermont, on the 1st day of December, 2008.

NATIONAL VARIABLE ANNUITY
ACCOUNT II (Registrant)

Attest: /s/ James K. McQueston	By: /s/ Thomas H. MacLeay

James K. McQueston	Thomas H. MacLeay
Secretary	Chair, President and
Chief Executive Officer

NATIONAL LIFE INSURANCE COMPANY (Depositor)

Attest: /s/ James K. McQueston	By: /s/ Thomas H. MacLeay
James K. McQueston	Thomas H. MacLeay
Secretary	Chair, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the
Registration Statement has been signed below by the following persons in the capacities indicated on the date(s)
set forth below.

Signature	Title	Date
/s/ Thomas H. MacLeay	Chair(Director), President, Chief	December 1, 2008
Thomas H. MacLeay	Executive Officer
(Principle Executive Officer)
/s/Ed Parry	Senior Vice President- Finance	December 1, 2008
Ed Parry	(Principle Financial &
Accounting Officer)
Bruce Lisman*	Director	December 1, 2008
E. Miles Prentice, III*	Director	December 1, 2008
David R. Coates*	Director	December 1, 2008
V. Louise McCarren*	Director	December 1, 2008
Deborah Ellinger*	Director	December 1, 2008
Roger B. Porter*	Director	December 1, 2008

* Thomas H. MacLeay signs this document pursuant to the power of attorney filed with the initial Form N-6
Registration Statement for National Variable Life Insurance Account (Investor Select - File No. 333-51535) filed
June 9, 2008.

/s/ Thomas H. MacLeay
Thomas H. MacLeay

Exhibits

(10)(a) Consent of Sutherland Asbill & Brennan LLP
(b) Consent of PricewaterhouseCoopers LLP